UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.     Name and address of issuer:      U.S. Global Accolade Funds
                                        7900 Callaghan Road
                                        San Antonio, Texas 78229

2. The name of each series or class of securities for which this Form is filed. If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes: [ X ]

3.     Investment Company Act File Number:  800-7662
       Securities Act File Number:          33-61542

4(a).  Last day of fiscal year for which this Form is filed: October 31, 1997

4(b).  [X] Check box if this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). See Instruction A.2. Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [ ] Check box if this is the last time the  issuer  will be  filing  this
           Form.

5.     Calculation of registration fee:

       (i)      Aggregate  sale  price  of  securities  sold
                during the fiscal  year  pursuant to section
                24(f): ........................................  $22,122,084

       (ii)     Aggregate  price of  securities  redeemed or
                repurchased    during   the   fiscal   year: ..  $10,269,487

       (iii)    Aggregate  price of  securities  redeemed or
                repurchased  during  any prior  fiscal  year
                ending no earlier  than  October  11,  1995,
                that  were  not  previously  used to  reduce
                registration fees payable to the Commission: ..       N/A

       (iv)     Total  available   redemption  credits  [add
                Items 5(ii) and 5(iii)]: ......................  $10,269,487

       (v)      Net sales--if Item 5(i) is greater than Item
                5(iv)  [subtract Item 5(iv) from Item 5(i)]: ..  $11,852,597

       (vi)     Redemption  credits  available  for  use  in
                future years--if Item 5(i) is less than Item
                5(iv)  [subtract Item 5(iv) from Item 5(i)]: ..       N/A

       (vii)    Multiplier for determining  registration fee
                (see Instruction C.9): ........................  x $0.000295

       (viii)   Registration  fee due [multiply Item 5(v) by
                Item 5(vii)].  Enter "0" if no fee is due. ....  = $3,496.52

  6.   Prepaid Shares

       If the  response  to  Item  5(i)  was  determined  by
       deducting   an   amount  of   securities   that  were
       registered  under the Securities Act of 1933 pursuant
       to rule 24e-2 as in effect  before  October 11, 1997,
       then  report  the  amount of  securities  (number  of
       shares or other units) deducted here: ..................       N/A

       If there is a number of shares  or other  units  that
       were  registered  pursuant  to rule  24e-2  remaining
       unsold at the end of the  fiscal  year for which this
       form  is  filed  that  are  available  for use by the
       issuer in future fiscal years, then state that number
       here: ..................................................       N/A

7.     Interest  due--if  this Form is being filed more than
       90 days after the end of the  issuer's  fiscal  year.
       See Instruction D. .....................................  + $3.35

8.     Total of the amount of the  registration fee due plus
       any  interest  due  [line  5(viii)  plus  line  7]: ....  = $3,499.87

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       February 5, 1998
           (Date)

       Method of Delivery: [X] Wire Transfer
                               Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        By: /s/ Susan B. McGee
                                        -----------------------------------
                                             (Signature)

                                        Susan B. McGee
                                        Executive Vice President, Secretary
                                        -----------------------------------
                                        (Typed Name and Title)

Date: February 5, 1998